RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of related party transaction Relationship

Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Ltd. (“Foshan Wanwuhulian”)	Controlled by the Founder

Summary of related party transactions
(1)	Amount due from/to related parties

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	320,939	360,497

Other receivables from related parties:
Sales receivable from Xiaomi(b)	88,331	24,802
Other receivables from Xiaomi	36	219
Total	88,367	25,021

Amounts due to related parties:
Purchase payable to Xiaomi(a)	3,537	7,245
Research and development expenses payable to Xiaomi	715	221
Selling and marketing expenses payable to Xiaomi(d)	1,163	4,082
Total	5,415	11,548

(2)	Purchase from related parties

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Xiaomi(a)	50,843	33,767	30,941
Foshan Wanwuhulian(c)	469,950	—	—
Total	520,793	33,767	30,941

(3)	Revenue from a related party

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Xiaomi(a)	2,889,441	2,295,569	1,403,354

(4)	Research and development expenses

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Xiaomi(a)(e)	1,915	3,484	2,791

(5)	Selling and marketing expenses

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	77,163	82,617	32,795
Other expenses charged by Xiaomi(b)	20,060	24,312	8,789
Total	97,223	106,929	41,584
(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products, certain raw materials and research and development services from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products, certain raw materials, and services.
(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.
(c)	The Group purchases products from Foshan Wanwuhulian for trading during the year ended December 31, 2020. The cooperation with Foshan Wanwuhulian was terminated at the end of 2020.
(d)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group customer service fees.
(e)	This amount indicates services provided by Xiaomi and recognized in research and development expenses by the Group.